Events after the reporting period - Additional information (Detail) $ in Thousands	Mar. 31, 2023 USD ($)
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of stock repurchase plan authorized	$ 100,000,000